NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      CALIFORNIA
     INSURED
     TRUST 256

            Estimated Current Return
            5.28% to 5.49%
            as of 10/11/95

            Estimated Long Term Return
            5.34% to 5.61%
             50,000 units in a
             diversified $5,000,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  67064W 374 Monthly Payment Option
                  67064W 382 Quarterly Payment Option
                  67064W 390 Semi-Annual Payment Option

                  Registered in California
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, CALIFORNIA INSURED TRUST 256
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT OCTOBER 12, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  750,000    State of California, Various Purpose General Obligation            2004 at 102          AAA           Aaa
                  Bonds, 6.00% Due 8/1/24.
     750,000    California Statewide Communities Development Authority,            2003 at 102          AAA           Aaa
                  Certificates of Participation (Sisters of Charity of
                  Leavenworth Health Services Corporation), 5.00% Due
                  12/1/23. (Original issue discount bonds delivered on or
                  about February 2, 1994 at a price of 92.625% of principal
                  amount.)
     750,000    California Statewide Communities Development Authority,            2003 at 102          AAA           Aaa
                  Certificates of Participation, Sutter Health Obligated
                  Group, 5.50% Due 8/15/23.
     750,000    Fresno County Financing Authority (California), Solid Waste        2005 at 102          AAA           Aaa
                  Revenue Bonds, Series 1995 (American Avenue Landfill
                  Project), 5.75% Due 5/15/14.
     750,000    The City of Los Angeles, California, Wastewater System             2004 at 102          AAA           Aaa
                  Revenue Bonds, Series 1994-A, 5.875% Due 6/1/24.
     750,000    Sacramento Municipal Utility District (California), Electric       2003 at 100          AAA           Aaa
                  Revenue Refunding Bonds, 1993 Series G, 4.75% Due 9/1/21.
                  (Original issue discount bonds delivered on or about
                  October 13, 1993 at a price of 91.352% of principal
                  amount.)
     500,000    The City of Turlock (California), Auxiliary Organization           2006 at 102          AAA           Aaa
                  Revenue Certificates of Participation (California State
                  University, Stanislaus Foundation), Series 1995, 5.875%
                  Due 6/1/22.
  ----------
  $5,000,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.96          5.28%            5.31%            5.33%
500-999                 50,000-99,999   4.75           99.80          5.28             5.32             5.33
1,000-2,499           100,000-249,999   4.50           99.54          5.30             5.33             5.35
2,500-4,999           250,000-499,999   4.25           99.28          5.31             5.34             5.36
5,000-9,999           500,000-999,999   3.50           98.51          5.35             5.39             5.40
10,000-24,999     1,000,000- 2,499,999  3.00           98.00          5.38             5.41             5.43
25,000-49,999     2,500,000- 4,999,999  2.50           97.50          5.41             5.44             5.46
50,000 and over    5,000,000 and over   2.00           97.00          5.44             5.47             5.49

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.96          5.34%            5.37%            5.39%
500-999                 50,000-99,999   4.75           99.80          5.35             5.38             5.39
1,000-2,499           100,000-249,999   4.50           99.54          5.37             5.40             5.42
2,500-4,999           250,000-499,999   4.25           99.28          5.38             5.41             5.43
5,000-9,999           500,000-999,999   3.50           98.51          5.44             5.47             5.49
10,000-24,999     1,000,000- 2,499,999  3.00           98.00          5.48             5.51             5.53
25,000-49,999     2,500,000- 4,999,999  2.50           97.50          5.52             5.55             5.57
50,000 and over    5,000,000 and over   2.00           97.00          5.56             5.59             5.61

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
                                          1995                             1996                         per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       11/1            2/1            5/1            8/1
Distribution Date.....................      11/15           2/15           5/15           8/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .2781(1)                                                  $  5.2734
                                                          --------  $.4392 every month  --------
Quarterly Distribution Plan...........  $   .2781(1)   $  1.3257(2)   $  1.3257      $  1.3257        $  5.3054
Semi-Annual Distribution Plan.........  $   .2781(1)                  $  2.6604(3)                    $  5.3244
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) Regular 3-month distribution.
(3) Regular 6-month distribution.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01464 per unit per day. Consequently, on the first Record Date (11/01/95), accrued interest will total $0.2781 per unit for the 19-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 11/01/95 is $.2781 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01464              Quarterly - $0.01473
                             Semi-Annual - $0.01478
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 26.3 years.
The first bond is scheduled to mature in May, 2014, with the last bond maturity being August, 2024.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      NEW YORK
     INSURED
     TRUST 242

            Estimated Current Return
            First
            Year: 5.25% to 5.47%
            Subsequent
            Years: 5.26% to 5.47%
            as of 10/11/95

            Estimated Long Term Return
            5.28% to 5.55%
             50,000 units in a
             diversified $5,000,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  67101K 557 Monthly Payment Option
                  67101K 565 Quarterly Payment Option
                  67101K 573 Semi-Annual Payment Option

                  Registered in New York
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, NEW YORK INSURED TRUST 242
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT OCTOBER 12, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  750,000    Dormitory Authority of the State of New York, University of        2004 at 102          AAA           Aaa
                  Rochester, Strong Memorial Hospital Revenue Bonds, Series
                  1994, 5.90% Due 7/1/17.
     750,000    Dormitory Authority of the State of New York, State                2005 at 102          AAA           Aaa
                  University Educational Facilities Revenue Bonds, Series
                  1995A, 6.00% Due 5/15/25. (When issued.)
     750,000    New York Local Government Assistance Corporation (A Public         2004 at 100          AAA           Aaa
                  Benefit Corporation of the State of New York), Series
                  1993D Bonds, 5.00% Due 4/1/23. (Original issue discount
                  bonds delivered on or about December 23, 1993 at a price
                  of 93.445% of principal amount.)
     750,000    New York State Thruway Authority, General Revenue Bonds,           2004 at 102          AAA           Aaa
                  Series B, 5.00% Due 1/1/20.
     750,000    New York State Urban Development Corporation, Correctional         2004 at 102          AAA           Aaa
                  Capital Facilities Revenue Bonds, Series 4, 5.375% Due
                  1/1/23. (Original issue discount bonds delivered on or
                  about December 29, 1993 at a price of 94.25% of principal
                  amount.)
     380,000    The City of New York (New York), General Obligation Bonds,         2005 at 101          AAA           Aaa
                  Fiscal 1995 Series F, 6.625% Due 2/15/25.
     750,000    New York City, New York, Municipal Water Finance Authority,        2005 at 101          AAA           Aaa
                  Water and Sewer System Revenue Bonds, Fiscal 1996 Series
                  A, 6.00% Due 6/15/25.
     120,000    Triborough Bridge and Tunnel Authority (New York), General         No Optional          AAA           Aaa
                  Purpose Revenue Bonds, Series 1993B, 0.00% Due 1/1/17.              Call
                  (Original issue discount bonds delivered on or about
                  November 9, 1993 at a price of 28.486% of principal
                  amount.)
  ----------
  $5,000,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $     99.87     (5.25%)  5.26%     (5.28%)  5.29%     (5.30%)  5.31%
500-999                 50,000-99,999   4.75           99.72     (5.26)   5.27      (5.29)   5.30      (5.31)   5.32
1,000-2,499           100,000-249,999   4.50           99.46     (5.27)   5.28      (5.31)   5.31      (5.33)   5.33
2,500-4,999           250,000-499,999   4.25           99.20     (5.29)   5.29      (5.32)   5.33      (5.34)   5.34
5,000-9,999           500,000-999,999   3.50           98.43     (5.33)   5.33      (5.36)   5.37      (5.38)   5.39
10,000-24,999     1,000,000- 2,499,999  3.00           97.92     (5.36)   5.36      (5.39)   5.39      (5.41)   5.41
25,000-49,999     2,500,000- 4,999,999  2.50           97.42     (5.38)   5.39      (5.42)   5.42      (5.44)   5.44
50,000 and over    5,000,000 and over   2.00           96.92     (5.41)   5.42      (5.45)   5.45      (5.47)   5.47

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.87          5.28%            5.31%            5.33%
500-999                 50,000-99,999   4.75           99.72          5.29             5.32             5.34
1,000-2,499           100,000-249,999   4.50           99.46          5.31             5.34             5.36
2,500-4,999           250,000-499,999   4.25           99.20          5.33             5.36             5.38
5,000-9,999           500,000-999,999   3.50           98.43          5.39             5.42             5.44
10,000-24,999     1,000,000- 2,499,999  3.00           97.92          5.42             5.45             5.47
25,000-49,999     2,500,000- 4,999,999  2.50           97.42          5.46             5.49             5.51
50,000 and over    5,000,000 and over   2.00           96.92          5.50             5.53             5.55

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
                                          1995                             1996                         per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       11/1            2/1            5/1            8/1
Distribution Date.....................      11/15           2/15           5/15           8/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .2770(1)                                                  $  5.2506
                                                          --------  $.4374 every month  --------
Quarterly Distribution Plan...........  $   .2770(1)   $  1.3203(2)   $  1.3203      $  1.3203        $  5.2826
Semi-Annual Distribution Plan.........  $   .2770(1)                  $  2.6496(3)                    $  5.3016
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) Regular 3-month distribution.
(3) Regular 6-month distribution.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01458 per unit per day. Consequently, on the first Record Date (11/01/95), accrued interest will total $0.2770 per unit for the 19-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 11/01/95 is $.2770 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01458              Quarterly - $0.01467
                             Semi-Annual - $0.01472
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 26.7 years.
The first bond is scheduled to mature in January, 2017, with the last bond maturity being June, 2025.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.